Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flows From Operating Activities
Net loss	$ (13,322,428)	$ (1,515,894)	$ (952,863)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	11,247	7,680	7,234
Stock-based compensation	227,348	26,759	60,685
Non-cash interest expense	349,759
Issuance of common stock in connection with a license and asset purchase agreement	210,850
Fair value of obligation to issue common stock in connection with Eiccose asset purchase agreement	1,457,300
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(684,809)	(13,829)	(5,205)
Other assets	(46,081)
Accounts payable	1,880,936	40,001	16,410
Accrued liabilities	780,190	174,983	16,868
Other long-term liabilities	2,462
Net cash used in operating activities	(9,133,226)	(1,280,300)	(856,871)
Cash Flows From Investing Activities
Purchase of property and equipment	(44,859)	(2,281)	(1,742)
Net cash used in investing activities	(44,859)	(2,281)	(1,742)
Cash Flows From Financing Activities
Proceeds from issuance of convertible promissory note, net of issuance costs	5,978,673
Proceeds from issuance of convertible preferred stock, net of issuance costs	7,200,654	1,914,612	750,099
Net cash provided by financing activities	13,179,327	1,914,612	750,099
Net increase (decrease) in cash	4,001,242	632,031	(108,514)
Cash, beginning of year	776,797	144,766	253,280
Cash, end of year	4,778,039	$ 776,797	$ 144,766
Supplemental disclosure of non-cash financing activities
Issuance of warrants in connection with convertible promissory note	$ 884,500